Capital Management (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Capital Managed

	December 31, 2025	December 31, 2024
	$	$
Current portion of long-term debt	291.0	175.0
Non-current portion of long-term debt	1,527.3	1,208.5
Long-term debt	1,818.3	1,383.5
Bank indebtedness	29.6	17.1
Less: cash and cash equivalents	(398.1)	(228.5)
Net debt	1,449.8	1,172.1
Shareholders’ equity	3,240.4	2,945.1
Total capital managed	4,690.2	4,117.2